Accrued liabilities - Other liabilities (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of accrued liabilities
Balance at beginning of the year	$ 497,446	$ 420,755	$ 159,499
Increase for the year	788,720	946,324	1,035,724
Payments	840,508	869,633	774,468
Balance at end of the year	445,658	497,446	420,755
Aircraft lease return obligation
Analysis of accrued liabilities
Balance at beginning of the year	488,383	410,060	149,326
Increase for the year	774,614	937,982	1,025,757
Payments	832,323	859,659	765,023
Balance at end of the year	430,674	488,383	410,060
Employee profit sharing
Analysis of accrued liabilities
Balance at beginning of the year	9,063	10,695	10,173
Increase for the year	14,106	8,342	9,967
Payments	8,185	9,974	9,445
Balance at end of the year	$ 14,984	$ 9,063	$ 10,695